FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York       August 14, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   68
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Form 13F Information Table Value Total:   $ 183,097  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2003


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    Column 1                    Column 2           Column 3   Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class             CUSIP      (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alderwoods Group Inc.            COM                014383103     1471    274900    SH        Sole                274900
Alleghany Corp Del               COM                017175100     1707      8871    SH        Sole                  8871
Alliance Fiber Optic Prods I     COM                018680108      517    638077    SH        Sole                638077
Associated  Banc Corp.           COM                045487105      693     18939    SH        Sole                 18939
At&t Wireless Svcs Inc           COM                00209A106      576     70200    SH        Sole                 70200
Avici Sys Inc                    COM NEW            05367L802      883    145155    SH        Sole                145155
Baldwin & Lyons Inc              CL B               057755209     1256     52293    SH        Sole                 52293
Bank Mut Corp                    COM                063748107     2705     83400    SH        Sole                 83400
Bank Utd Corp Litigatn Cont      RIGHT 99/99/9999   065416117        4     55000    SH        Sole                 55000
Bell Cda Intl Inc                COM NEW            077914307      715    366500    SH        Sole                366500
Caliper Technologies Corp        COM                130876105       82     18126    SH        Sole                 18126
Cap Rock Energy Corp             COM                13910R102     1138     64700    SH        Sole                 64700
Capitol Fed Finl                 COM                14057C106     5267    186854    SH        Sole                186854
Cardinal Health Inc              COM                14149Y108      968     15000    SH        Sole                 15000
Catalytica Energy Sys Inc        COM                148884109       55     20191    SH        Sole                 20191
Charter Finl Corp West Pt Ga     COM                16122M100    12857    457886    SH        Sole                457886
Ciena Corp.                      COM                171779101     1095    211704    SH        Sole                211704
Commercial Federal Corporati     COM                201647104      274     12991    SH        Sole                 12991
Conocophillips                   COM                20825C104      438      8000    SH        Sole                  8000
Deutsche Telekom AG              SPONSORED ADR      251566105     1782    117212    SH        Sole                117212
Devon Energy Corp New            COM                25179M103      976     18298    SH        Sole                 18298
Dutchfork Bancshares Inc         COM                26704P108     1360     41900    SH        Sole                 41900
Ebay Inc                         COM                278642103     5375     51730    SH        Sole                 51730
Edison Intl                      COM                281020107     2618    159800    SH        Sole                159800
Enpro Inds Inc                   COM                29355X107     4049    377700    SH        Sole                377700
Erie Indty Co                    CL A               29530P102    36123    875718    SH        Sole                875718


Expedia Inc                      CL A               302125109     8407    110500    SH        Sole                110500
Fair Isaac & Co Inc              COM                303250104     2544     49216    SH        Sole                 49216
Federal Home Ln Mtg Corp         COM                313400301     1265     24900    SH        Sole                 24900
Fifth Third Bancorp              COM                316773100     5684     98710    SH        Sole                 98710
First Banctrust Corp             COM                31868F102      834     38500    SH        Sole                 38500
First Citizens Bancshares Inc N  CL A               31946M103     1015     10109    SH        Sole                 10109
First Fed Bankshares Inc Del     COM                32020V100      378     21420    SH        Sole                 21420
First Niagara Finl Gp Inc        COM                33582V108     1059     75770    SH        Sole                 75770
General Elec Co                  COM                369604103     2831     98520    SH        Sole                 98520
General Mtrs Corp                COM                370442105     1662     46000    SH        Sole                 46000
Genesis Microchip Inc Del        COM                37184C103      353     26300    SH        Sole                 26300
Gouverneur Bancorp               COM                383584109      237     24000    SH        Sole                 24000
Hudson Highland Group Inc        COM                443792106     6392    340000    SH        Sole                340000
Huttig Bldg Prods Inc            COM                448451104      325    120000    SH        Sole                120000
J.D. Edwards & Co                COM                281667105      461     32300    SH        Sole                 32300
Jds Uniphase Corp                COM                46612J101      226     64600    SH        Sole                 64600
Joy Global Inc                   COM                481165108      367     25093    SH        Sole                 25093
Mips Technologies Inc            CL B               604567206      129     51772    SH        Sole                 51772
Monarch Community Bancorp In     COM                609045109      230     16800    SH        Sole                 16800
Neomagic Corp                    COM                640497103      155    100627    SH        Sole                100627
New York Cmnty Bancorp Inc       COM                649445103     1614     55369    SH        Sole                 55369
Nicor Inc                        COM                654086107     5212    140300    SH        Sole                140300
Northwest Bancorp Inc Pa         COM                667328108     3420    213761    SH        Sole                213761
Octel Corp                       COM                675727101     4781    341500    SH        Sole                341500
Openwave Sys Inc                 COM                683718100       38     19325    SH        Sole                 19325
Pathfinder Bancorp Inc.          COM                70320A103      441     32200    SH        Sole                 32200
Pg&e Corp                        COM                69331C108    12830    605466    SH        Sole                605466
Redwood Tr Inc                   COM                758075402     1418     35200    SH        Sole                 35200
River Vy Bancorp                 COM                768475105     1123     27900    SH        Sole                 27900
Sanmina Sci Corp                 COM                800907107     2326    366879    SH        Sole                366879
Sierra Pac Res New               COM                826428104    12410   2089300    SH        Sole               2089300
Solectron Corp                   COM                834182107      207     56159    SH        Sole                 56159
Sterling Finl Corp Wash          COM                859319105      271     11110    SH        Sole                 11110
Taylor Cap Group Inc             COM                876851106      627     30000    SH        Sole                 30000
Texas Genco Hldgs Inc            COM                882443104     1888     81000    SH        Sole                 81000
Texas Instrs Inc                 COM                882508104      332     18850    SH        Sole                 18850
Verisign Inc                     COM                92343E102     1029     74459    SH        Sole                 74459
Veritas Software Co              COM                923436109      489     16960    SH        Sole                 16960


Vyyo Inc                         COM NEW            918458209     1909    634113    SH        Sole                634113
Wayne Svgs Bancshares Inc Ne     COM                94624q101     2122    156000    SH        Sole                156000
Willow Grove Bancorp Inc New     COM                97111W101     1245     73016    SH        Sole                 73016
Xcel Energy Inc                  COM                98389B100     7827    518000    SH        Sole                518000
REPORT SUMMARY                            68 DATA RECORDS       183097              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED